LORD ABBETT MUNICIPAL INCOME FUND, INC.

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Short Duration High Yield Municipal Bond Fund (together, the “Funds”)

Supplement dated September 29, 2021 to the

Summary Prospectus, Prospectus, and Statement of Additional Information,

each dated February 1, 2021, as supplemented

Name Changes

As approved by the Board of Directors of Lord Abbett Municipal Income Fund, Inc., effective November 1, 2021, Lord Abbett High Yield Municipal Bond Fund is re-named “Lord Abbett High Income Municipal Bond Fund” and Lord Abbett Short Duration High Yield Municipal Bond Fund is re-named “Lord Abbett Short Duration High Income Municipal Bond Fund.” All references to “Lord Abbett High Yield Municipal Bond Fund” and “Lord Abbett Short Duration High Yield Municipal Bond Fund” in the summary prospectus, prospectus, and statement of additional information and are hereby replaced with “Lord Abbett High Income Municipal Bond Fund” and “Lord Abbett Short Duration High Income Municipal Bond Fund,” respectively. There will be no changes to the Funds’ benchmark indices, principal investment strategies, and principal risks in connection with this name change.

Please retain this document for your future reference.